                         SEMI-ANNUAL REPORT TO SHAREHOLDERS
                                         OF

                                       [LOGO]


                                       [PHOTO]









                           [LOGO]  FIRST TENNESSEE
                                   Here for you.

                           Investment Advisor

----------------------------------------------------------------------------
LETTER FROM THE PRESIDENT
----------------------------------------------------------------------------

Dear Shareholder:

     The semi-annual period ended December 31, 1995 was significant for First Funds and the United States bond and stock markets in general as several milestones were passed.

     During the semi-annual report period, net assets in the First Funds portfolios increased by nearly $100 million, pushing total net assets for the Funds well above the half billion dollar mark for the first time. As net assets increased during this period, so did the number of shareholders in both retail and institutional accounts.

     First Funds also introduced a new portfolio, the Tennessee Tax-Free Portfolio, in December, 1995. It may be a suitable investment for investors looking for a competitive level of current income which is exempt from both federal and State of Tennessee personal income tax.

     During the semi-annual report period, the First Funds portfolios enjoyed positive yields and competitive rates of return, reflecting the general strength of the United States bond and stock markets. As evidence of stock market vigor, the Dow Jones Industrial Average surpassed the 5,000 mark for the first time.

     As always, we welcome your inquiries on our 800 line (1-800-442-1941), or if you prefer, please contact us in writing at 370 17th Street, Suite 2700, Denver, Colorado 80202. Thank you for your continued interest in the First Funds.

Sincerely,

  /s/ RICHARD C. RANTZOW
-----------------------------

Richard C. Rantzow
President
December 31, 1995

------------------------------------------------
               IMPORTANT NOTICE

FIRST FUNDS SHARES

 - are NOT insured by the FDIC, the Federal
   Reserve Board or any other governmental
   agency.
 - are NOT bank deposits or other obligations of or guaranteed by First Tennessee Bank
   National Association or any of its
   affiliates.
 - Involve investment risks, including the possible loss of the principal amount invested.

First Funds are managed by First Tennessee Bank
National Association, Garland Capital Management
(one of its divisions), Highland Capital
Management Corp. and PNC Institutional Management
Corp. First Tennessee Bank National Association
and Highland Capital Management Corp. are
subsidiaries of First Tennessee National
Corporation. The Funds are sponsored and
distributed by ALPS Mutual Funds Services, Inc.,
member NASD.
------------------------------------------------

i ---------------------------------------------------------------------------

------------------------------------------------------------------------------
FIRST FUNDS TOTAL RETURN FIXED INCOME PORTFOLIO
------------------------------------------------------------------------------

SIX MONTHS IN REVIEW----------------------------------------------------------

     The Total Return Fixed Income Portfolio seeks to achieve maximum total return through high current income consistent with reasonable risk by investing in income-producing securities. These securities will primarily involve intermediate to long-term bonds. While the Portfolio may invest in obligations of any maturity, its dollar-weighted average Portfolio maturity will normally fluctuate between 5 and 15 years depending on interest rates and the investment environment.

     The 6 month period ending December 31, 1995 saw a continuation of the bull market in bonds which began over a year ago. This was due to a combination of factors: 1) inflation remained moderate; 2) economic momentum decelerated, and the Federal Reserve responded by dropping short-term interest rates twice (once in July and again in December); and 3) investors anticipated a credible balanced budget from Washington.

     Starting in July, the bond rally experienced a brief interruption because of misplaced concerns that economic growth and inflation might be higher than expected. Yields rose on most securities by almost 50%. At this time the Portfolio Manager took the opportunity to make the Portfolio's structure more interest rate sensitive in anticipation of a resumption of the rally. This, in fact, occurred in late August. By year's end, most yields had

                                 [CHART]


COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN FIRST FUNDS TOTAL RETURN FIXED INCOME PORTFOLIO (CLASS I) AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.


                                 [GRAPH]



PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

--------------------------------------------------------------------------- ii

-----------------------------------------------------------------------------
FIRST FUNDS TOTAL RETURN FIXED INCOME PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS TOTAL RETURN FIXED INCOME PORTFOLIO (CLASS III) AND THE LEHMAN BROTHERS
INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX.



                                   [GRAPH]



PLEASE NOTE: CLASS III INCEPTION IS DECEMBER 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

dropped by 1.00%. The result was an increase in the value of the Portfolio.

          The Portfolio's best performing asset category was corporate bonds. This outperformance occurred primarily because bondholders wanted the incremental yield these issues offered over government securities. Corporate bonds also benefitted from improved credit quality due to strong corporate earnings. Relative to the market, the Portfolio was overweighted in corporate securities at the beginning of the semi-annual report period. It subsequently added another 6% during the period.

          The Portfolio Manager maintained a very modest exposure to mortgage-backed securities, a type of instrument approved for use by the Board of Trustees under the First Funds Derivatives Policy, but did not add to the position during this period. The Portfolio's derivative position at year end consisted entirely of these securities which represented 3.8% of total assets. The advisor considers existing holdings to be conservative investments consistent with the Portfolio's objective of achieving high current income and preservation of capital.

Total Return Fixed Income Portfolio

                                  Average Annual
                                    Total Return*

                 CUMULATIVE     1 YEAR     SINCE
                                           INCEP.
-------------------------------------------------
Class I            18.23%        19.38%    7.17%

Class III          14.65%        17.65%    5.81%

Lehman Bros.       19.24%        17.78%    7.01%
Intermediate
Gov't/Corp
Bond Index

*TOTAL RETURNS ARE FOR THE PERIOD ENDED DECEMBER 31, 1995 AND REFLECT
 REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS AUGUST 2, 1993. ON DECEMBER 2, 1993, THE PORTFOLIO COMMENCED SALES OF CLASS III SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY FEE, A 75% DISTRIBUTION FEE AND A 25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO DECEMBER 2, 1993 FOR CLASS III DOES NOT REFLECT THE EFFECTS OF THESE FEES, WHICH, IF INCLUDED WOULD LOWER CLASS III PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.


iii -------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS TOTAL RETURN EQUITY PORTFOLIO
-----------------------------------------------------------------------------

SIX MONTHS IN REVIEW --------------------------------------------------------

          The second half of 1995 has generally been a gratifying period for equity investors as United States stock prices have continued the unrelenting advance that characterized 1995. Interest rates declined almost 2 percent during the year, reaching levels not seen since late 1993. The Federal Reserve reduced interest rates again in December in response to a still sluggish economy. Lower rates and the continuation of a benign inflation environment provided additional stimulus to the stock market. These factors, combined with a positive earnings environment, bolstered investor confidence. Consequently, the flow of funds into domestic stocks was quite strong.

          Even though returns as measured by the major indices proved spectacular for 1995, the breadth of the markets' advance was quite narrow. The leading sectors included consumer staples, technology, and financials - so, if an investor did not have meaningful exposure in these areas, it was difficult to track the returns generated by the S&P 500.


                                    [GRAPH]



          The Portfolio's performance in the first half of this fiscal year was good but trailed the S&P 500 Index due mainly to a cash position that fluctuated between 12% and 15% and a few holdings in which earnings did not meet investor expectations. The Portfolio is well diversified with the largest holding being Federal National Mortgage

COMPARISON OF CHANGE IN VALUE OF A $100,000 INVESTMENT IN FIRST FUNDS TOTAL RETURN EQUITY PORTFOLIO (CLASS I) AND THE S&P 500.



                                    [GRAPH]



PLEASE NOTE: CLASS I INCEPTION IS AUGUST 2, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.




--------------------------------------------------------------------------- iv

-----------------------------------------------------------------------------
FIRST FUNDS TOTAL RETURN EQUITY PORTFOLIO
-----------------------------------------------------------------------------

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN FIRST FUNDS TOTAL RETURN EQUITY PORTFOLIO (CLASS III) AND THE S&P 500.



                                  [GRAPH]


PLEASE NOTE: CLASS III INCEPTION IS DECEMBER 9, 1993. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.*

Corp.; it is overweighted in the capital goods sector; underweighted in consumer non-durables; and market weighted in energy, health care, financial services and technology. The Portfolio's cash position as of December 31, 1995 was 12.7%.

TOTAL RETURN EQUITY PORTFOLIO

                                Average Annual
                                 Total Return*

               CUMULATIVE     1 YEAR     SINCE
                                         INCEP.
-----------------------------------------------
Class I          46.18%       29.52%     16.99%
Class III        42.62%       28.25%     15.81%
S&P 500          46.82%       37.52%     17.22%

*TOTAL RETURNS ARE FOR THE PERIOD ENDED DECEMBER 31, 1995 AND REFLECT
 REINVESTMENT OF ALL DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, ALL FEE WAIVERS IN EFFECT AND ANY EXPENSE REIMBURSEMENTS. WITHOUT THE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, THE TOTAL RETURN FIGURES WOULD HAVE BEEN LOWER. FUND INCEPTION DATE IS AUGUST 2, 1993. ON DECEMBER 9, 1993, THE PORTFOLIO COMMENCED SALES OF CLASS III SHARES, WHICH INCLUDE A HIGHER TRANSFER AGENCY FEE, A .75% DISTRIBUTION FEE AND A .25% SHAREHOLDER SERVICES FEE. PERFORMANCE INFORMATION PRIOR TO DECEMBER 9, 1993 FOR CLASS III DOES NOT REFLECT THE EFFECTS OF THESE FEES, WHICH, IF INCLUDED WOULD LOWER CLASS III PERFORMANCE. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.



v ----------------------------------------------------------------------------

-------------------------------------------------------------------------------
FIRST FUNDS TENNESSEE TAX-FREE PORTFOLIO
-------------------------------------------------------------------------------

SIX MONTHS IN REVIEW ----------------------------------------------------------


     The Tennessee Tax-Free Portfolio seeks to provide a high level of current income exempt from federal and state personal income taxes by investing in intermediate to long maturity Tennessee tax-exempt obligations. The portfolio will normally have an average maturity fluctuating from 5 to 15 years depending on the interest rate environment.

     Tax-exempt yields fell throughout calendar year 1995. With only 15 days for the Portfolio to participate in 1995, the Portfolio rose only slightly in price. The Portfolio was positioned to take advantage of further rate declines. Being a startup fund, cash or money market-type securities tended to lower the overall yield as bonds purchased waited to settle as more cash flowed into the Portfolio. At present, the Portfolio expects to maintain its current AA average quality and 8 plus years average life until such time as interest rates begin to rise again.

     High quality assets generally have more liquidity than lower quality assets. Liquidity is always a key component in our management style, but becomes somewhat less prominent as the Portfolio grows. Safety and liquidity will always be among the foremost concerns of management.

     In the early stages of the Portfolio, we have had to resort to some out of state securities to serve as cash equivalents since issuance of these types of bonds is very rare in Tennessee. However, over the long term, the Portfolio Manager intends to invest the Portfolio primarily in Tennessee Bonds. The proportion of out of state bonds may appear to be rather high when cash levels build. But again, as the Portfolio grows, this will become less of a consideration.



                                  [GRAPH]




---------------------------------------------------------------------------  vi

-------------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------
DEFINITION OF COMMON TERMS

GAIN (OR LOSS)
     If a stock or bond appreciates in price, there is an unrealized gain; if it depreciates there is an unrealized loss. A gain or loss is "realized" upon the sale of a security; if a Portfolio's net gains exceed net losses, there may be a capital gain distribution to shareholders. There could also be an ordinary income distribution if the net gain is short term or no distribution if there is a capital loss carryover.

DIVIDEND
     Net income distributed to shareholders generated by securities in a Portfolio. The Total Return Fixed Income, Tennessee Tax-Free and all the Money Market Portfolios pay dividends monthly. The Total Return Equity Portfolio pays dividends quarterly.

NET ASSET VALUE (NAV)
     Total market value of all securities and other assets held by a Portfolio, minus liabilities, divided by the number of shares outstanding. It is the value of a single share of a mutual fund on a given day. The total market value of your investment would be the NAV multiplied by the number of shares you own. NAV generally fluctuates daily for all the First Funds Portfolios except the Money Market Portfolios, which seek to maintain a stable $1.00 per share NAV.

CERTIFICATES OF PARTICIPATION
     Certificates of participation (COPs), or lease-secured bonds, represent a bondholder's proportionate interest in rental payments made under a municipal lease contract. The payments are normally made pursuant to a lease and trust agreement. This type of tax-exempt municipal leasing has become an attractive alternative to traditional bond financing.

INSURED BONDS
     Insured Bonds refer to municipal obligations which are covered by an insurance policy issued by independent insurance companies. The policies insure the payment of principal and interest of the issuer. Examples of such companies would be MBIA (Municipal Bond Investors Assurance Corporation), or AMBAC (American Municipal Bond Assurance Corporation). Bonds insured by either AMBAC or MBIA are rated AAA.

GENERAL OBLIGATION BONDS
     General obligation bonds (GOs) are debts backed by the general taxing power of the issuer. Payment of the obligation may be backed by a specific tax or the issuer's general tax fund. Examples of GOs include sidewalk bonds, sewer bonds, street bonds and so on. These bonds are also known as FULL FAITH AND CREDIT bonds because the debt is a general obligation of the issuer.

REVENUE BONDS
     Revenue Bonds are issued to provide capital for the construction of a revenue-producing facility. The interest and principal payments are backed to the extent that the facility produces revenue to pay. Examples of revenue bonds include toll bridges, road, parking lots and ports. The municipality is not obligated to cover debt payments on revenue bonds in default.

BOND RATINGS
     The quality of bonds can, to some degree, be determined from the ratings of the two most prominent rating services: Moody's and Standard & Poor's. The ratings are used by the government and industry regulatory agencies, the investing public, and portfolio managers as a guide to the relative security and value of each bond. The ratings are not used as an absolute factor in determining the strength of the pledge securing a particular issue. However, since Moody's and Standard & Poor's rate bonds on a fee basis, some issuers choose not to be rated. Many non-rated issues are sound investments. The rating symbols of the two services are shown in the accompanying table.

--------------------------------------------------------------
                 MOODY'S INVESTORS     STANDARD & POOR'S CORP.
                 SERVICES, INC.        (PLUS (+) OR MINUS (-))
                 -----------------     -----------------------
Prime            Aaa                   AAA
Excellent        Aa                    AA
Good             A                     A
Average          Baa                   BBB
Fair             Ba                    BB
Poor             B                     B
--------------------------------------------------------------


vii ---------------------------------------------------------------------------

-------------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------
DEFINITION OF COMMON TERMS (CONTINUED)

SEC YIELD
     The SEC Yield was mandated by the Securities and Exchange Commission in 1988 as a standardized yield calculation intended to put performance presentations for all bond and money market funds on a level playing field. The SEC yield does not take into account income derived from capital gains, option writing, futures, or return of capital. The formula also adjusts the income from premium or discounted bonds to reflect the amortization of that bond.

TOTAL RETURN
     Total return measures a Portfolio's performance over a stated period of time, taking into account the combination of dividends paid and the gain or loss in the value of the securities held in the Portfolio. It may be expressed on an average annual basis or a cumulative basis (total change over a given period).

     Whenever a Portfolio, other than a Money Market Portfolio, reports any type of performance, it must also report the average annual total return according to the standardized calculation developed by the SEC. This standardized calculation was introduced to help investors compare different mutual funds on an equal performance basis. The SEC average annual total return calculation includes the effects of all of the fund's fees and expenses, and assumes the reinvestment of all dividends and capital gains.

DEFINITION OF INDICES

STANDARD & POOR'S 500 is a broad-based measurement of changes in stock market conditions based on the average performance of 500 widely-held common stocks. It is an unmanaged index.

LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX, also an unmanaged index, is a broad measure of bond performance, and includes reinvestment of dividends and capital gains.























-------------------------------------------------------------------------- viii

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
TOTAL RETURN FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL         VALUE
DATE              COUPON                          AMOUNT          (NOTE 1)
----              ------                         ---------        --------
U.S GOVERNMENT & AGENCY OBLIGATIONS  62.1%
U.S. TREASURY BONDS
11/15/12          10.375%                        2,485,000         3,437,066
05/15/16           7.250%                       11,500,000        13,131,563
08/15/17           8.875%                        6,210,000         8,319,456

U.S. TREASURY NOTES
11/30/97           6.000%                        6,435,000         6,527,503
04/15/98           7.875%                        2,875,000         3,036,719
05/31/98           5.375%                        9,900,000         9,930,938
04/30/00           6.750%                        6,335,000         6,667,587
08/15/02           6.375%                        6,005,000         6,309,003
02/15/04           5.875%                        5,565,000         5,678,036
                                                                 -----------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
  (Cost $59,545,533)                                              63,037,871
                                                                 -----------

CORPORATE BONDS AND NOTES  32.2%
FINANCE  16.8%
Associates Corp. of North America
05/15/99           7.500%                        1,010,000         1,064,967
Discover Credit Corp.
05/13/97           7.760%                        1,090,000         1,119,190
Equitable Companies, Inc.
12/01/03           7.300%                        1,950,000         2,052,492
First Chicago
1/15/03            7.625%                        1,600,000         1,734,943
Ford Capital
05/01/98           9.125%                          910,000           979,318
Ford Motor Credit Co.
10/06/00           6.375%                        2,000,000         2,035,786
General Motors Acceptance Corp.
02/02/98           7.300%                        1,150,000         1,187,145
Household Finance Co.
05/15/07           7.650%                        1,600,000         1,767,275
Morgan Stanley Group, Inc.
10/01/03           6.125%                        2,200,000         2,186,186
Norwest Corp.
12/01/05           6.200%                        1,950,000         1,951,365
Tenneco Credit, Inc.
11/01/96           9.250%                          950,000           976,614
                                                                 -----------
TOTAL FINANCE
(Cost $16,565,401)                                                17,055,281
                                                                 -----------

INDUSTRIAL & SERVICE  15.4%
American Home Products Corp.
02/15/00           7.700%                        1,550,000         1,659,397
Anheuser Busch
09/01/05           7.000%                        1,700,000         1,785,471
Caremark International, Inc.
08/15/03           6.875%                        1,500,000         1,485,489
Dover Corp.
11/15/05           6.450%                        1,900,000         1,948,788
Federal Express Corp.
03/23/10           8.400%                        1,750,000         2,038,239
International Paper Co.
08/01/06           7.875%                        1,500,000         1,684,992
Raytheon Co.
07/15/05           6.500%                        1,750,000         1,806,574
USX Corp.
01/21/99           8.050%                        1,190,000         1,246,870
Waste Management
10/01/02           7.700%                        1,825,000         1,993,791
                                                                 -----------

TOTAL INDUSTRIAL & SERVICE
 (Cost $14,776,221)                                               15,649,611
                                                                 -----------

TOTAL CORPORATE BONDS & NOTES
 (Cost $31,341,622)                                               32,704,892
                                                                 -----------
FOREIGN BOND  1.4%
Fomento Economico Mexico S.A.
07/22/97           9.500%                        1,500,000         1,492,500
                                                                 -----------
ASSET BACKED 0.1%
FICAL Home Equity Loan, Series 1990-1 A
11/15/97           8.900%                            9,568             9,549
Security Pacific Home Equity Loan,
Series 1991-2 A
06/15/20           8.100%                           50,807            51,315
                                                                 -----------
TOTAL ASSET BACKED
 (Cost $62,228)                                                       60,864
                                                                 -----------
MORTGAGE-BACKED OBLIGATIONS 3.7%
Federal Home Loan Mortgage Corp.,
Series 1698-E
10/15/06           6.000%                        2,400,000         2,419,608
Guaranteed Mortgage Corp. III,
Series L
07/20/19           9.050%                          276,642           280,609
Residential Resources, Inc., Series 12-H
08/01/18           9.000%                          245,242           244,040
Resolution Trust Corp.,
Series 1992-8 A
12/25/26           8.250%                          132,032           136,645
Resolution Trust Corp.,
Series 1992-C6
07/25/24           6.938%*                         698,624           702,553
                                                                 -----------
TOTAL MORTGAGE-BACKED OBLIGATIONS
 (Cost $3,783,014)                                                 3,783,455
                                                                 -----------
SHORT-TERM INVESTMENTS  .5%
COMMERCIAL PAPER  .5%
Travelers Ins. Co.
01/02/96           5.704%                          491,000           491,000
                                                                 -----------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $491,000)                                                     491,000
                                                                 -----------
TOTAL INVESTMENTS - 100%
 (Cost $96,750,077)                                              101,570,582
                                                                 -----------
                                                                 -----------

*Floating or variable rate security - rate disclosed as of December 31, 1995.

   The accompanying notes are an integral part of the financial statements.

1 -----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
TOTAL RETURN EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

                                                               VALUE
                                                SHARES        (NOTE 1)
                                                ------        --------
COMMON STOCKS  87.3%
BASIC MATERIALS  6.2%
Dow Chemical Co.                                63,300       4,454,738
Morton International Inc.                      128,000       4,592,000
Wausau Paper Mills Co.                          34,100         929,225
                                                           -----------
TOTAL BASIC MATERIALS                                        9,975,962
                                                           -----------
CAPITAL GOODS 15.6%
Belden Inc.                                    141,400       3,641,050
Browning-Ferris Industries, Inc.                72,500       2,138,750
General Electric Co.                            68,000       4,896,000
Grainger (W.W.), Inc.                           70,300       4,657,375
WMX Technologies, Inc.                         186,000       5,556,750
York International Corp.                        92,600       4,352,200
                                                           -----------
TOTAL CAPITAL GOODS                                         25,242,125
                                                           -----------
CONSUMER NON-DURABLES  16.9%
Abbott Laboratories                            118,500       4,947,375
Elan Corp. ADR                                 109,400       5,319,575
McCormick & Co., Inc.                           98,500       2,376,312
Sara Lee Corp.                                  67,500       2,151,563
Schering-Plough Corp.                           34,000       1,861,500
Scotts Co., Class A                             56,500       1,094,687
Sysco Corp.                                    172,400       5,603,000
Warner Lambert Co.                              40,600       3,943,275
                                                           -----------
TOTAL NON-DURABLES                                          27,297,287
                                                           -----------
CONSUMER SERVICES  8.7%
Belo (A.H.) Corp., Class A                      94,800       3,294,300
Federated Department Stores, Inc.              135,000       3,712,500
Interpublic Group of Companies, Inc.            83,200       3,608,800
Price/Costco, Inc.                             231,000       3,522,750
                                                           -----------
TOTAL CONSUMER SERVICES                                     14,138,350
                                                           -----------
ENERGY & NATURAL RESOURCES  10.3%
Coastal Corp.                                  129,900       4,838,775
Repsol S.A. ADR                                118,717       3,902,821
Texaco, Inc.                                    45,100       3,540,350
YPF S.A. ADR                                   204,000       4,411,500
                                                           -----------
TOTAL ENERGY & NATURAL RESOURCES                            16,693,446
                                                           -----------
FINANCE  11.8%
BankAmerica Corp.                               37,500       2,428,125
Chemical Banking Corp.                          51,600       3,031,500
Federal National Mortgage Association           46,500       5,771,813
Norwest Corp.                                  128,000       4,224,000
UNUM Corp.                                      64,500       3,547,500
                                                           -----------
TOTAL FINANCE                                               19,002,938
                                                           -----------
TECHNOLOGY  15.0%
Airtouch Communications Inc.                   147,800       4,175,350
EMC Corp.                                      227,000       3,490,125
Intel Corp.                                     37,400       2,122,450
MCI Communications Corp.                       103,500       2,703,938
Microsoft Corp.                                 19,900       1,746,225
Motorola, Inc.                                  63,400       3,613,800
Raytheon Co.                                    59,000       2,787,750
Sprint Corp.                                    89,000       3,548,875
                                                           -----------
TOTAL TECHNOLOGY                                            24,188,513
                                                           -----------
UTILITIES  2.8%
GTE Corp.                                      101,600       4,470,400
                                                           -----------
TOTAL COMMON STOCKS
 (Cost $116,887,259)                                       141,009,021
                                                           -----------

DUE                                          PRINCIPAL
DATE                COUPON                     AMOUNT
----                ------                   ---------
SHORT-TERM INVESTMENTS  12.7%
COMMERCIAL PAPER  12.7%
Chevron Corp.
01/02/96            5.754%                   2,528,900       2,528,900
Commercial Credit
01/16/96            5.790%                   2,000,000       2,000,000
Ford Motor Credit Co.
01/16/96            5.820%                   3,000,000       3,000,000
General Electric
01/12/96            5.790%                   3,000,000       3,000,000
Heller Financial
01/08/96            5.730%                   3,000,000       3,000,000
Hertz
01/09/96            5.760%                   3,000,000       3,000,000
Merrill Lynch Co.
01/19/96                                     2,000,000       1,994,220
                                                           -----------
Travelers Ins. Co.
01/02/96            5.704%                   2,000,000       2,000,000
                                                           -----------
TOTAL SHORT-TERM INVESTMENTS
 (Cost $20,523,120)                                         20,523,120
                                                           -----------
TOTAL INVESTMENTS - 100%
 (Cost $137,410,379)                                       161,532,141
                                                           -----------
                                                           -----------

   The accompanying notes are an integral part of the financial statements.


----------------------------------------------------------------------------- 2

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
TENNESSEE TAX-FREE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                            PRINCIPAL        VALUE
DATE          COUPON                            AMOUNT         (NOTE 1)
----          ------                           ---------       --------
DEMAND NOTES RATED  23.2%
NYC Water Revenue-Series 92-C
6/15/22       5.900%*                            100,000       100,000
Port Arthur NAV District
05/01/03      6.050%*                            100,000       100,000
                                                               -------

TOTAL DEMAND NOTES RATED                                       200,000
                                                               -------

MUNICIPAL TAX-EXEMPT - TENNESSEE 76.8%
Anderson County Tennessee G.O.
09/01/12      6.000%                              35,000        36,899
Anderson County Tennessee Hospital
Revenue
07/01/07      5.650%                              35,000        37,037
Cleveland Tennessee Water Ref & Impt
09/01/09      5.375%                              40,000        40,942
Jackson Tennessee Hospital Revenue
04/01/10      5.500%                              40,000        41,319
Kingsport Tennessee, PUB Impt G.O.
09/01/02      5.500%                              35,000        36,893
Knox County Tennessee, G.O.
03/01/08      5.350%                              40,000        40,669
Knox County Tennessee Health,
Hospital Revenue
09/01/03      5.200%                              40,000        41,377
Knox County Tennessee Health,
Hospital Revenue
01/01/05      4.800%                              40,000        40,203
Knoxville Tennessee Ref & Impt
Series A, G.O.
05/01/02      5.250%                              20,000        20,465
Memphis Tennessee, G.O.
10/01/12      5.500%                              40,000        41,328
Memphis Tennessee Water Revenue
01/01/97      4.900%                              40,000        40,410
Metropolitan Government Nashville &
Davidson, Water & Sewer Revenue
01/01/99      5.000%                              35,000        35,813
Metropolitan Nashville Airport Revenue
07/01/97      5.600%                              40,000        41,009
Rutherford County Tennessee, G.O.
04/01/04      5.125%                              40,000        41,608
Shelby County Tennessee Series C, G.O.
12/01/12      6.250%                              25,000        26,910
Tennessee State Local Development
Authority Revenue
03/01/07      5.650%                              25,000        25,995
Tennessee State School Board Authority
Series
05/01/03      5.750%                              35,000        37,661
Williamson County Tennessee Rural
School, G.O.
09/01/02      4.900%                              35,000        35,878
                                                               -------
TOTAL MUNICIPAL TAX-EXEMPT
 (Cost $ 658,511)                                              662,416
                                                               -------
TOTAL INVESTMENTS - 100%
 (Cost $858,512)                                               862,416
                                                               -------
                                                               -------

U.S. TREASURY MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)


DUE                                           PRINCIPAL       VALUE
DATE         COUPON                             AMOUNT       (NOTE 1)
----         -------                          ---------      --------
U.S. TREASURY OBLIGATIONS 63.5%
U.S. TREASURY NOTES
05/15/96      4.250%                          4,000,000      3,981,913
05/15/96      7.375%                          2,000,000      2,013,590
05/31/96      5.875%                          2,000,000      2,001,696
08/31/96      6.250%                          2,500,000      2,507,438
09/30/96      6.500%                          2,000,000      2,009,701
10/31/96      6.875%                          1,000,000      1,012,324
11/30/96      7.250%                          1,500,000      1,525,400
U.S. TREASURY BILLS
01/04/96                                     40,000,000     39,994,444
05/02/96                                      3,000,000      2,945,449
05/30/96                                      2,000,000      1,955,466
                                                            ----------

TOTAL U.S.TREASURY OBLIGATIONS                              59,947,421
                                                            ----------

                                             MATURITY
                                              AMOUNT
                                             --------

REPURCHASE AGREEMENTS 36.5%
Donaldson, Lufkin & Jenrette Securities
 Corp., 5.85%, dated 12/29/95, due
 01/02/96, collateralized by $17,594,837
 U.S. Treasury Bills, due 7/25/96
                                             17,255,209     17,244,000

Lehman Brothers, 5.85%, dated
 12/29/95, due 1/2/96, collateralized
 by $17,591,049 U.S. Treasury Notes,
 due 7/15/98                                 17,254,054     17,243,000
                                                            ----------
TOTAL REPURCHASE AGREEMENTS                                 34,487,000
                                                            ----------

TOTAL INVESTMENTS - 100%                                    94,434,421
                                                            ----------
                                                            ----------


   The accompanying notes are an integral part of the financial statements.

3 ---------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                             PRINCIPAL        VALUE
DATE         COUPON                              AMOUNT         (NOTE 1)
----         ------                             ---------       --------
U.S. GOVERNMENT OBLIGATIONS  89.0%
Federal Farm Credit Bank
06/03/96     6.07%                             3,000,000       3,002,742
07/01/96     5.60%                             1,500,000       1,499,278
Federal Home Loan Bank
01/02/96     5.70%                            30,000,000      30,000,000
01/16/96     5.37%                             2,000,000       1,995,822
01/20/96     5.73%*                            5,000,000       4,997,397
Federal Home Loan Mortgage Corp.
01/29/96     5.50%                             6,000,000       5,975,250
02/08/96     5.50%                             2,000,000       1,988,695
Federal National Mortgage Association
01/02/96     5.26%*                            5,000,000       5,000,000
02/15/96     5.56%                             4,000,000       3,972,818
02/28/96     5.50%                             3,000,000       2,973,875
03/29/96     5.46%                             1,975,000       1,948,940
04/24/96     5.36%                             4,000,000       3,932,702
06/27/96     5.13%                             3,000,000       2,924,333
09/23/96     5.09%                             2,000,000       1,925,064
09/27/96     5.81%                             3,000,000       2,999,339
Student Loan Marketing Association
01/02/96     5.69%*                            1,200,000       1,200,176
01/02/96     5.66%*                           12,650,000      12,644,515
                                                              ----------
TOTAL U.S. GOVERNMENT OBLIGATIONS                             88,980,946
                                                              ----------
                                               MATURITY
                                                AMOUNT
                                               --------
REPURCHASE AGREEMENTS  11.0%
Donaldson, Lufkin & Jenrette Securities
Corp., 5.85%, dated 12/29/95, due
1/02/96, collateralized by $5,587,029
U.S. Treasury Bonds, 10.75% due
5/15/03.                                       5,478,559       5,475,000
Lehman Brothers 5.85%, date 12/29/95,
due 1/02/96, collateralized by $5,586,565
U.S. Treasury Bonds, 9.125% due
5/15/09.                                       5,477,558       5,474,000
                                                              ----------

TOTAL REPURCHASE AGREEMENTS                                   10,949,000
                                                              ----------

TOTAL INVESTMENTS - 100%                                      99,929,946
                                                              ----------
                                                              ----------

*Floating or variable rate security - rate disclosed as of December 31, 1995.

MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                             PRINCIPAL        VALUE
DATE         COUPON                              AMOUNT         (NOTE 1)
----         ------                             ---------       --------
MUNICIPAL BONDS & NOTES  100.0%
ALABAMA - 1.0%
McIntosh, Alabama Industrial
Development (DIBA-GEIGY)
01/05/96     5.30%*                            1,000,000       1,000,000
                                                              ----------

ARIZONA - 0.8%
Apache Count, Arizona Industrial
Development Authority
01/05/96     5.10%*                              400,000         400,000
Pima County, Arizona (Tucson Electric
Power)
01/03/96     5.20%*                              400,000         400,000
                                                              ----------
                                                                 800,000
                                                              ----------
FLORIDA - 1.2%
Dade County, Florida Solid Waste
01/05/96     5.10%*                            1,100,000       1,100,000
                                                              ----------

GEORGIA - 3.1%
Thomasville Georgia Payroll
Dev. Authority
01/04/96     5.35%*                            3,000,000       3,000,000
                                                              ----------

ILLINOIS - 11.7%
Chicago Illinois, Gas Supply
12/01/96     3.85%                             1,600,000       1,600,000
Illinois Development Authority
01/05/96     5.40%*                            2,300,000       2,300,000
Illinois Development Finance Authority
01/05/96     5.15%*                            1,310,000       1,310,000
Illinois Housing Development Authority
01/05/96     5.25%*                            1,000,000       1,000,000
Illinois Housing Development Authority
09/03/96     3.75%                             2,000,000       2,000,000
Peoria Illinois Industrial Development
Revenue
01/05/96     5.35%*                            3,000,000       3,000,000
                                                              ----------

                                                              11,210,000
                                                              ----------

INDIANA - 13.9 %
Franklin County Indiana
01/05/96     5.30%*                            2,225,000       2,225,000
Indiana Development Financial Authority
01/02/96     5.25%                             4,500,000       4,500,000
Indiana State Housing
07/01/96     4.00%                             1,000,000       1,000,000
Noblesville Indiana Industrial
Development Revenue
01/05/96     5.40%*                            1,000,000       1,000,000
Portage, Indiana
01/05/96     5.35%*                            4,650,000       4,650,000
                                                              ----------
                                                              13,375,000
                                                              ----------

   The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------- 4

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)


DUE                                              PRINCIPAL         VALUE
DATE              COUPON                          AMOUNT          (NOTE 1)
----              ------                         ---------        --------
KENTUCKY - 4.8%
City of Maysville, Kentucky
01/29/96           3.95%                         4,600,000        4,600,000
                                                                 ----------
LOUISIANA - 0.7%
West Baton Rouge, Louisiana Series 94B
01/02/96           6.00%*                          700,000          700,000
                                                                 ----------
MARYLAND - 1.6%
Anne Arundel, Maryland
01/22/96           3.95%                         1,500,000        1,500,000
                                                                 ----------
MICHIGAN - 3.4%
Michigan State Strategic Fund
01/03/96           5.25%*                        3,300,000        3,300,000
                                                                 ----------
MISSOURI - 1.0%
Missouri Higher Education Student Loan
Series A
01/05/96           5.25%*                        1,000,000        1,000,000
                                                                 ----------
NEVADA - 3.3%
Clark County, Nevada
01/05/96           5.20%*                        2,600,000        2,600,000
Clark County, Nevada
01/30/96           3.90%                           600,000          600,000
                                                                 ----------
                                                                  3,200,000
                                                                 ----------
NEW HAMPSHIRE - 8.3%
New Hampshire I.D.A Solid Waste
03/01/96           3.85%                         5,000,000        5,000,000
New Hampshire Health Facilities
01/05/96           5.00%*                          200,000          200,000
New Hampshire PCR
01/26/96           3.90%                         1,000,000        1,000,000
New Hampshire State Housing Authority
01/03/96           5.30%*                        1,800,000        1,800,000
                                                                 ----------
                                                                  8,000,000
                                                                 ----------
OHIO - 4.2%
Stark County, Ohio
06/20/96          4.180%                           450,000          450,462
Toledo Ohio, Improvement
05/15/96          3.890%                         2,000,000        2,000,282
Toledo, Ohio School District
06/28/96          4.520%                         1,569,000        1,573,574
                                                                 ----------
                                                                  4,024,318

RHODE ISLAND - 0.8%
Rhode Island Housing & Finance
02/01/96           4.40%                           750,000          750,000
                                                                 ----------
SOUTH CAROLINA - 2.8%
Alberville County, South Carolina
01/05/96           5.40%*                          500,000          500,000
Marlboro County, South Carolina
01/05/96           5.55%*                        2,200,000        2,200,000
                                                                 ----------
                                                                  2,700,000
                                                                 ----------
TENNESSEE - 26.0%
City of Clarksville, Tennessee
01/05/96           5.05%*                          900,000          900,000
Clarksville, Tennessee Public Building
Authority
01/05/96           5.05%*                          200,000          200,000
Knox County Tennessee
01/05/96           5.10%*                        2,330,000        2,330,000
Knox County Tennessee IDB
01/15/96           4.05%*                        3,050,000        3,050,000
Knox County Tennessee
01/15/96           4.05%*                        2,000,000        2,000,000
Memphis Tennessee Series B
01/03/96           5.30%*                        3,400,000        3,400,000
Metropolitan Nashville Airport
01/05/96           5.15%*                        1,200,000        1,200,000
Metropolitan Nashville Airport
01/03/96           5.15%*                        2,500,000        2,500,000
Montgomery County Tennessee Public
Building Authority 1995
01/05/96           5.30%*                        4,000,000        4,000,000
Shelby County, Tennessee
08/01/96           4.20%                         1,965,000        1,965,000
State of Tennessee General Obligation
01/03/96           5.15%*                        1,000,000        1,000,000
Tennessee State Bond
01/05/96           5.15%*                        2,500,000        2,500,000
                                                                 ----------
                                                                 25,045,000
                                                                 ----------
TEXAS - 4.4%
Angelina Neches River, Texas
01/29/96           3.95%                         2,000,000        2,000,000
Brazos, Texas Higher
01/05/96           5.20%*                        1,000,000        1,000,000
Gulf Coast Waste Disposal
01/02/96           6.15%*                          100,000          100,000
Panhandle Plains, Texas
01/05/96           5.20%*                        1,100,000        1,100,000
                                                                 ----------
                                                                  4,200,000
                                                                 ----------
WEST VIRGINIA - 4.9%
Marion County Solid Waste
01/03/96           5.25%*                        1,000,000        1,000,000
Marion County Waste
Facility 1990B
01/05/96           5.25%*                          200,000          200,000
Marshall County West Virginia Industrial
Development
01/03/96           5.25%*                        3,500,000        3,500,000
                                                                 ----------
                                                                  4,700,000
                                                                 ----------

   The accompanying notes are an integral part of the financial statements.

5 -----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
MUNICIPAL MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL         VALUE
DATE              COUPON                          AMOUNT          (NOTE 1)
----              ------                         ---------        --------
WISCONSIN - 2.1%
Racine, Wisconsin UNI School District
08/23/96          4.500%                         2,000,000        2,005,523
                                                                 ----------
TOTAL MUNICIPAL BONDS & NOTES                                    96,209,841
                                                                 ----------
TOTAL INVESTMENTS - 100%                                         96,209,841
                                                                 ----------
                                                                 ----------

*Floating or variable rate security - rate disclosed as of December 31, 1995.


CASH RESERVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                                              PRINCIPAL         VALUE
DATE              COUPON                          AMOUNT          (NOTE 1)
----              ------                         ---------        --------

BANKERS' ACCEPTANCES  13.5%
Citibank
03/05/96           5.77%                           201,362          199,329
03/08/96           5.70%                           250,892          248,270
03/22/96           5.70%                           364,052          359,441
03/25/96           5.70%                           175,655          173,346
05/13/96           5.60%                           111,605          109,313
06/17/96           5.53%                           237,843          231,742
First Union National Bank of Florida
04/26/96           5.49%                         1,080,280        1,061,335
Nations Bank
05/29/96           5.38%                         1,500,000        1,466,823
Republic National
03/11/96           5.53%                           500,000          494,701
                                                                 ----------
TOTAL BANKERS' ACCEPTANCES                                        4,344,300
                                                                 ----------
CORPORATE NOTES  10.2%
FINANCE  10.2%
Bear Stearns Co.
02/04/96           5.94%*                          800,000          800,000
Comerica Bank
02/01/96           5.78%*                          800,000          799,341
Goldman Sachs
02/06/96           6.06%*                          825,000          825,000
Huntington National Bank of Ohio
01/02/96           5.69%*                          875,000          874,993
                                                                 ----------
TOTAL CORPORATE NOTES                                             3,299,334
                                                                 ----------
COMMERCIAL PAPER  59.2%
FINANCE 24.0%
American Express Credit Corp.
03/04/96           5.60%                           250,000          247,589
American Express Co.
03/29/96           5.45%                           550,000          542,623
American Express Co.
04/02/96           5.53%                           700,000          690,215
Associates Corp. of North America
05/10/96           5.45%                         1,000,000          980,471
Chemical Banking Corp.
03/15/96           5.61%                         1,525,000        1,507,652
First Boston Group Inc.
02/01/96           5.72%                         1,000,000          995,233
International Lease Finance Co.
01/26/96           5.95%                           825,000          821,727
International Lease Finance Co.
06/03/96           5.40%                           250,000          244,263
National City Corp.
02/15/96           5.67%                           290,000          287,991
Merrill Lynch & Co. Inc.
04/29/96           5.55%                           200,000          196,362
TransAmerica Finance Corp.
01/17/96           6.00%                         1,225,000        1,221,938
                                                                 ----------
                                                                  7,736,064
                                                                 ----------

   The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------- 6

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

CASH RESERVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 1995 (Unaudited)
(Showing Percentage of Total Value of Investments)

DUE                       PRINCIPAL      VALUE
DATE          COUPON        AMOUNT      (NOTE 1)
----          ------      ---------    ---------
INDUSTRIAL & SERVICE  26.4%
Air Products and Chemicals Inc.
01/16/96       5.90%        500,000      498,853
AT&T
02/20/96       5.63%        750,000      744,253
Bayer Corp.
01/02/96       5.85%      1,400,000    1,400,000
Brown-Forman Inc.
02/12/96       5.70%        375,000      372,566
Colonial Pipe Line
02/28/96       5.65%        250,000      247,764
Deere (John) Capital
02/09/96       5.65%        500,000      497,018
Golden Peanut Corp.
02/13/96       5.66%        750,000      745,048
Michigan Consolidated
2/26/96        5.66%        750,000      743,515
National Rural Utilities Coop.
03/15/96       5.60%        700,000      692,051
Philip Morris
01/19/96       6.00%        356,000      354,991
Potomac Edison
01/16/96       5.70%        275,000      274,390
Sandoz Corp.
02/26/96       5.70%        750,000      743,468
Schering Corp.
05/02/96       5.55%        200,000      196,268
Warner-Lambert Co.
05/20/96       5.40%      1,000,000      979,149
                                      ----------
                                       8,489,334
                                      ----------
ASSET-BACKED 8.8%
Asset Securitization Corp
02/20/96       5.70%        875,000      868,211
Ciesco L.P.
02/23/96       5.60%        500,000      495,956
Corporate Asset Funding
3/12/96        5.57%      1,500,000    1,483,754
                                      ----------
                                       2,847,921
                                      ----------
TOTAL COMMERCIAL PAPER                19,073,319
                                      ----------

                           MATURITY
                            AMOUNT
                          ----------
REPURCHASE AGREEMENT 17.1%

Donaldson, Lufkin &
 Jenrette Securities
 Corp., 5.85%, dated
 12/29/95, due 1/02/96,
 collateralized by
 $5,614,198 U.S.
 Treasury Bonds,
 12.375% due 5/15/04      5,496,570    5,493,000
                                      ----------
TOTAL INVESTMENTS - 100%              32,209,953
                                      ----------
                                      ----------

*Floating or variable rate security - rate disclosed as of December 31, 1995.

    The accompanying notes are an integral part of the financial statements

7  --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TOTAL RETURN FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

ASSETS:

Investments, at value
  (Cost $96,750,077) (Note 1)              $101,570,582
Cash                                                 74
Interest receivable                           1,479,102
Other assets                                      7,914
                                           ------------
       Total assets                         103,057,672

LIABILITIES:

Accrued administration fee                       29,022
Dividends payable                               529,676
Other payables and accrued expenses              46,848
                                           ------------
       Total liabilities                        605,546
                                           ------------
NET ASSETS                                 $102,452,126
                                           ------------
                                           ------------

NET ASSETS CONSIST OF:

Paid in capital                            $ 98,798,233
Over-distributed net investment income             (255)
Accumulated net realized loss on
 investments                                 (1,166,357)
Net unrealized appreciation in value of
 investments                                  4,820,505
                                           ------------
NET ASSETS                                 $102,452,126
                                           ------------
                                           ------------

CLASS I:

 Net Asset Value, offering price and
 redemption price per share
 ($98,950,160.38/9,610,817.83 shares
 outstanding of $.001 par value
 capital stock, unlimited shares
 authorized)                                     $10.30
                                           ------------
                                           ------------

CLASS II:

 Net Asset Value and redemption price
 per share ($5,347.58/520.36 shares
 outstanding of $.001 par value capital
 stock, unlimited shares authorized)             $10.28
                                           ------------
                                           ------------

 Offering price per share (net asset
 value plus sales charge of 3.75% of
 offering price)                                 $10.68
                                           ------------
                                           ------------

CLASS III:

 Net Asset Value, offering price and
 redemption price per share
 ($3,496,618.41/340,344.59 shares
 outstanding of $.001 par value capital
 stock, unlimited shares authorized)             $10.27
                                           ------------
                                           ------------

TOTAL RETURN EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)

ASSETS:

Investments, at value
  (Cost $137,410,379) (Note 1)             $161,532,141
Cash                                                 18
Receivable for portfolio shares sold            105,378
Dividends receivable                            218,223
Interest receivable                              81,841
Other assets                                     12,406
                                           ------------
  Total assets                              161,950,007

LIABILITIES:

Payable for portfolio shares redeemed         1,269,234
Accrued advisory fee                             49,928
Accrued administration fee                       39,565
Dividends payable                               304,028
Other payables and accrued expenses              74,365
   Total liabilities                          1,737,120
                                           ------------
NET ASSETS                                 $160,212,887
                                           ------------
                                           ------------

NET ASSETS CONSIST OF:

Paid in capital                            $136,202,236
Undistributed net investment income              27,539
Accumulated net realized loss
 on investments                                (138,650)
Net unrealized appreciation in value of
 investments                                 24,121,762
                                           ------------
NET ASSETS                                 $160,212,887
                                           ------------
                                           ------------

CLASS I:

 Net Asset Value, offering price and
 redemption price per share
 ($129,984,761.76/10,312,536.07 shares
 outstanding of $.001 par value capital
 stock, unlimited shares authorized)             $12.60
                                           ------------
                                           ------------

CLASS II:

 Net Asset Value and redemption price
 per share ($4,923.31/390.55 shares
 outstanding of $.001 par value capital
 stock, unlimited shares authorized)             $12.61
                                           ------------
                                           ------------

 Offering price per share (net asset
 value plus sales charge of 4.50% of
 offering price)                                 $13.20
                                           ------------
                                           ------------

CLASS III:

 Net Asset Value, offering price and
 redemption price per share
 ($30,223,201.69/2,395,577.93 shares
 outstanding of $.001 par value capital
 stock, unlimited shares authorized)             $12.62
                                           ------------
                                           ------------

    The accompanying notes are an integral part of the financial statements

--------------------------------------------------------------------------  8

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
TENNESSEE TAX-FREE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)


ASSETS:

Investments, at value
 (Cost $858,512) (Note 1)           $  862,416
Cash                                    18,025
Interest receivable                     12,660
Receivable for shares sold             107,000
                                    ----------
    Total assets                     1,000,101

LIABILITIES:

Payable for shares redeemed              1,647
Dividends payable                        1,640
Other payables and accrued expenses        216
    Total liabilities                    3,503
                                    ----------
NET ASSETS                          $  996,598
                                    ----------
                                    ----------

NET ASSETS CONSIST OF:

Paid in capital                     $  992,694
Net unrealized appreciation in
 value of investments                    3,904
                                    ----------
NET ASSETS                          $  996,598
                                    ----------
                                    ----------

CLASS I:
  Net Asset Value, offering price
  and redemption price per share
  ($879,387.80/87,536.96 shares
  outstanding of $.001 par value
  capital stock, unlimited shares
  authorized)                           $10.05
                                        ------
                                        ------

CLASS II:
  Net Asset Value and redemption
  price per share ($5,002.63/497.51
  shares outstanding of $.001 par
  value capital stock, unlimited
  shares authorized)                    $10.06
                                        ------
                                        ------


  Offering price per share (net asset
  value plus sales charge of 3.75% of
  offering price)                       $10.45
                                        ------
                                        ------

CLASS III:
  Net Asset Value, offering price and
  redemption price per share
  ($112,207.53/11,158.37 shares
  outstanding of $.001 par value
  capital stock, unlimited shares
  authorized)                           $10.06
                                        ------
                                        ------


   The accompanying notes are an integral part of the financial statements.

9 ----------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1995 (Unaudited)


                                    U.S. TREASURY  U.S. GOVERNMENT     MUNICIPAL       CASH
                                    MONEY MARKET    MONEY MARKET      MONEY MARKET    RESERVE
                                      PORTFOLIO      PORTFOLIO         PORTFOLIO     PORTFOLIO
                                    -------------  ---------------    ------------   ---------
ASSETS:
Investments, at value (1)(Note 1)    $94,434,421    $ 99,929,946      $96,209,841   $32,209,953
Cash                                         488             878           98,607           665
Interest receivable                      183,199         238,034          667,143        38,308
Registration and organization costs        9,282          11,717            8,527             0
Other assets                               6,367           7,623            8,207         1,277
                                     -----------    ------------      -----------   -----------
    Total assets                      94,633,757     100,188,198       96,992,325    32,250,153
                                     -----------    ------------      -----------   -----------

LIABILITIES:
Dividends payable                        396,604         466,443          346,082       134,786
Accrued administration fee                11,041          13,803           14,458         3,201
Accrued management fee                     6,102           6,817            6,983         2,060
Other payables and accrued expenses       28,082          37,307           35,770        19,063
                                     -----------    ------------      -----------   -----------
    Total liabilities                    441,829         524,370          403,293       159,110
                                     -----------    ------------      -----------   -----------
NET ASSETS                           $94,191,928    $ 99,663,828      $96,589,032   $32,091,043
                                     -----------    ------------      -----------   -----------
                                     -----------    ------------      -----------   -----------

NET ASSETS CONSIST OF:
Paid in capital                      $94,189,283    $ 99,664,016      $96,592,285   $32,091,070
(Over) Undistributed net investment
 income                                      422            (301)            (240)          (89)
Accumulated net realized gain
 (loss) on investments                     2,223             113           (3,013)           62
                                     -----------    ------------      -----------   -----------
NET ASSETS                           $94,191,928    $ 99,663,828      $96,589,032   $32,091,043
                                     -----------    ------------      -----------   -----------
                                     -----------    ------------      -----------   -----------

NET ASSET VALUE, offering price and
 redemption price per share (2)            $1.00           $1.00            $1.00         $1.00
                                     -----------    ------------      -----------   -----------
                                     -----------    ------------      -----------   -----------

(1) Including repurchase agreements for the U.S. Treasury Money Market, U.S. Government Money Market, Municipal Money Market, and Cash Reserve Portfolios in the amounts of $34,487,000, $10,949,000, $0 and $5,493,000 respectively.
(2)

                                                         SHARES OUTSTANDING
                                        NET         ($.001 PAR VALUE, UNLIMITED
                                       ASSETS            SHARES AUTHORIZED)
                                     -----------    ---------------------------
U.S. Treasury Money Market
  Class I                            $92,649,510             92,646,720
  Class III                            1,542,418              1,542,417
U.S. Government Money Market
  Class I                             99,513,722             99,513,723
  Class III                              150,106                150,106
Municipal Money Market
  Class I                             91,842,258             91,845,423
  Class III                            4,746,774              4,746,770
Cash Reserve
  Class I                             15,596,687             15,596,701
  Class III                           16,494,356             16,494,369


---------------------------------------------------------------------------- 10

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TOTAL RETURN FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1995 (Unaudited)

INTEREST INCOME                                            $ 3,113,255
                                                            ----------
EXPENSES:
Management fee (Note 3)                                        266,053
Administration fee (Note 4)                                     72,560
Fund accounting/Transfer agent fee:
 Class I                                                        33,213
 Class III                                                       1,229
Blue Sky fee:
 Class I                                                         1,062
 Class III                                                         807
Co-administration fee
 Class I                                                        23,439
 Class III                                                         696
Distribution fee:
 Class III                                                      10,431
Shareholder servicing fee:
 Class III                                                       3,477
Custodian fee                                                   13,268
Trustees fee                                                     2,736
Registration fee                                                 2,892
Audit                                                           10,963
Legal                                                            3,649
Reports to Shareholders                                          5,807
Miscellaneous                                                    9,054
                                                            ----------
    Total expenses before waiver                               461,336
Waiver of expenses (Note 5)                                   (289,934)
                                                            ----------
 Net expenses                                                  171,402
                                                            ----------
Net investment income                                        2,941,853
                                                            ----------
Net realized gain on investments                               248,544
Change in net unrealized appreciation/
 depreciation                                                3,509,115
                                                            ----------
Net gain on investments                                      3,757,659
                                                            ----------
Net increase in net assets from operations                  $6,699,512
                                                            ----------
                                                            ----------
TOTAL RETURN EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1995 (Unaudited)
INVESTMENT INCOME:

Dividends                                                   $1,166,021
Interest                                                       565,121
                                                          ------------
    Total investment income                                  1,731,142
                                                          ------------
EXPENSES:
Management fee (Note 3)                                        473,048
Administration fee (Note 4)                                    110,280
Fund accounting/Transfer agent fee:
 Class I                                                        39,050
 Class III                                                      17,204
Blue Sky fee:
 Class I                                                         1,404
 Class III                                                         836
Co-administration fee
 Class I                                                        30,332
 Class III                                                       6,480
Distribution fee:
 Class III                                                      96,542
Shareholder servicing fee:
 Class III                                                      31,947
Custodian fee                                                   19,943
Trustees fee                                                     4,012
Registration fee                                                 9,014
Audit                                                           12,203
Legal                                                            5,348
Reports to Shareholders                                          8,369
Miscellaneous                                                   12,693
                                                          ------------
    Total expenses before waiver                               878,705
Waiver of expenses (Note 5)                                   (254,432)
                                                          ------------
    Net expenses                                               624,273
                                                          ------------
Net investment income                                        1,106,869
                                                          ------------
Net realized gain on investments                             5,286,991
Change in net unrealized appreciation/
    depreciation                                             6,913,974
                                                          ------------
Net gain on investments                                     12,200,965
                                                          ------------
Net increase in net assets from operations                $ 13,307,834
                                                          ------------
                                                          ------------

  The accompanying notes are an integral part of the financial statements.


11 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TENNESSEE TAX-FREE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1995 (Unaudited)


INTEREST INCOME                                  $ 1,905
                                                 -------
EXPENSES:
Management fee (Note 3)                            $ 173
Fund accounting/Transfer agent fee:
 Class I                                              38
 Class III                                            10
Miscellaneous                                        195
                                                 -------
    Total expenses before waiver                     416
Waiver of expenses (Note 5)                         (199)
                                                 -------
  Net expenses                                       217
                                                 -------
Net investment income                              1,688
                                                 -------
Change in net unrealized appreciation/
  depreciation                                     3,904
                                                 -------
Net gain on investments                            3,904
                                                 -------
Net increase in net assets from operations       $ 5,592
                                                 -------
                                                 -------








-------------------------------------------------------------------------- 12

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 1995 (Unaudited)

                             U.S. TREASURY    U.S. GOVERNMENT     MUNICIPAL
                             MONEY MARKET      MONEY MARKET      MONEY MARKET    CASH RESERVE
                              PORTFOLIO         PORTFOLIO         PORTFOLIO       PORTFOLIO
                             -------------    ---------------    ------------    ------------
INTEREST INCOME               $2,250,138        $2,867,213        $2,081,518       $546,260
                              ----------        ----------        ----------       --------

EXPENSES:
Management fee (Note 3)           97,665           123,596           131,038         22,956
Administration fee (Note 4)       29,285            37,045            39,311          6,887
Co-administration fee             19,448            24,628            26,147          4,560
Fund accounting/Transfer
 agent fee
  Class I                         18,542            22,575            24,534          5,202
  Class III                          243                13               292            720
Distribution fee:
  Class III                        1,114                58             1,298          2,963
Custodian fee                     21,357            16,439            14,118          4,961
Trustees fee                       2,095             2,673             2,997            649
Amortization of
 organization costs                4,969             5,365             4,756              0
Registration fee                     522             3,724             1,636          3,325
Audit                              7,353             9,888            10,554          2,970
Legal                              2,793             4,139             3,996            865
Reports to shareholders            4,052             4,306             4,352          1,225
Miscellaneous                      8,373             9,909            11,628          3,831
                              ----------        ----------        ----------       --------
    Total expenses before
     waiver                      217,811           264,358           276,657         61,114
Waiver of expenses (Note 5)      (85,827)         (108,595)         (115,253)       (20,171)
                              ----------        ----------        ----------       --------
    Net expenses                 131,984           155,763           161,404         40,943
                              ----------        ----------        ----------       --------

Net interest income            2,118,154         2,711,450         1,920,114        505,317
Net realized gain (loss)
 on investments                       63                 0                 0            (26)
Net increase in net assets
 from operations              $2,118,217        $2,711,450        $1,920,114       $505,291
                              ----------        ----------        ----------       --------
                              ----------        ----------        ----------       --------





13 ---------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TOTAL RETURN FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                  SIX MONTHS ENDED
                                  DECEMBER 31, 1995      YEAR ENDED
                                     (UNAUDITED)       JUNE 30, 1994
                                  -----------------    -------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net interest income               $  2,941,853        $ 4,915,474
  Net realized gain (loss) on
   investments                           248,544           (966,627)
  Change in net unrealized
   appreciation/depreciation           3,509,115          5,585,727
                                    ------------        -----------
  Net increase in net assets
   resulting from operations           6,699,512          9,534,574
                                    ------------        -----------

DISTRIBUTIONS:
Net interest income:
  Class I                             (2,872,786)        (4,863,070)
  Class II                                   (11)                 0
  Class III                              (69,311)           (59,489)
                                    ------------        -----------
  Net decrease in net assets
   resulting from distributions       (2,942,108)        (4,922,559)
                                    ------------        -----------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares        6,916,330         11,459,258
  Reinvested dividends                 2,314,170          4,875,148
  Cost of shares redeemed             (3,025,689)        (5,065,035)
                                    ------------        -----------
  Net increase in net assets
   resulting from share
   transactions                        6,204,811         11,269,371
                                    ------------        -----------
    Total increase in net assets       9,962,215         15,881,386

NET ASSETS:
  Beginning of period                 92,489,911         76,608,525
                                    ------------        -----------
  End of period (including
   overdistributed net
   investment income of $255
   and $0, respectively)            $102,452,126        $92,489,911
                                    ------------        -----------
                                    ------------        -----------

TOTAL RETURN EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                  SIX MONTHS ENDED
                                  DECEMBER 31, 1995      YEAR ENDED
                                     (UNAUDITED)       JUNE 30, 1994
                                  -----------------    -------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income             $  1,106,869        $  2,115,923
  Net realized gain on
   investments                         5,286,991           3,359,339
  Change in net unrealized
   appreciation/depreciation           6,913,974          18,052,964
                                    ------------        ------------
  Net increase in net assets
   resulting from operations          13,307,834          23,528,226
                                    ------------        ------------

DISTRIBUTIONS:
Net investment income:
  Class I                             (1,034,719)         (2,004,637)
  Class II                                    (8)                  0
  Class III                              (93,659)            (80,975)
Net realized gain:
  Class I                             (6,618,725)         (4,306,191)
  Class II                                  (250)                  0
  Class III                           (1,534,241)           (239,881)
                                    ------------        ------------
  Net decrease in net assets
   resulting from distributions       (9,281,602)         (6,631,684)
                                    ------------        ------------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares       21,331,910          31,506,867
  Reinvested dividends                 8,944,210           6,552,112
  Cost of shares redeemed             (7,452,468)         (6,437,332)
                                    ------------        ------------
  Net increase in net assets
   resulting from share
   transactions                       22,823,652          31,621,647
                                    ------------        ------------
    Total increase in net assets      26,849,884          48,518,189

NET ASSETS:
  Beginning of period                133,363,003          84,844,814
                                    ------------        ------------
  End of period (including
   undistributed net investment
   income of $27,539 and $49,055,
   respectively)                    $160,212,887        $133,363,003
                                    ------------        ------------
                                    ------------        ------------


    The accompanying notes are an integral part of the financial statements.

---------------------------------------------------------------------------- 14

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

TENNESSEE TAX-FREE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                       FOR THE PERIOD ENDED
                                        DECEMBER 31, 1995*
                                            (UNAUDITED)
                                       ---------------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net investment income                    $    1,688
  Change in net unrealized
   appreciation/depreciation                    3,904
                                           ----------
  Net increase in net assets
   resulting from operations                    5,592
                                           ----------

DISTRIBUTIONS:
Net interest income:
  Class I                                      (1,634)
  Class II                                         (2)
  Class III                                       (52)
                                           ----------
  Net decrease in net assets
   resulting from distributions                (1,688)
                                           ----------

SHARE TRANSACTIONS (NOTE 2):
  Proceeds from sales of shares             1,042,794
  Reinvested dividends                              0
  Cost of shares redeemed                     (50,100)
                                           ----------
  Net increase in net assets resulting
   from share transactions                    992,694

    Total increase in net assets              996,598

NET ASSETS:
  Beginning of period                               0
                                           ----------
  End of period                            $  996,598
                                           ----------
                                           ----------

* Fund commenced operations on December 15, 1995

15 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

STATEMENT OFCHANGES IN NET ASSETS

                                                    U.S. TREASURY MONEY                 U.S. GOVERNMENT MONEY
                                                      MARKET PORTFOLIO                     MARKET PORTFOLIO
                                             ---------------------------------   ---------------------------------
                                             SIX MONTHS ENDED                    SIX MONTHS ENDED
                                             DECEMBER 31, 1995    YEAR ENDED     DECEMBER 31, 1995    YEAR ENDED
                                                (UNAUDITED)      JUNE 30, 1995      (UNAUDITED)      JUNE 30, 1995
                                             -----------------   -------------   -----------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:

  Net interest income                          $   2,118,154     $   2,556,300      $  2,711,450     $   4,355,151
  Net realized gain on investments                        63             1,775                 0               375
                                               -------------     -------------      ------------     -------------
  Net increase in net assets resulting
   from operations                                 2,118,217         2,558,075         2,711,450         4,355,526
                                               -------------     -------------      ------------     -------------
DISTRIBUTIONS:
  Net interest income                             (2,117,732)       (2,556,300)       (2,711,752)       (4,355,151)
                                               -------------     -------------      ------------     -------------
SHARE TRANSACTIONS AT NET ASSET VALUE OF
 $1.00 PER SHARE:
  Proceeds from sales of shares                  170,949,471       375,237,481        91,755,631       128,356,448
  Reinvested dividends                                16,880             1,790             4,061             1,952
  Cost of shares redeemed                       (144,151,585)     (408,732,664)      (80,152,739)     (108,155,888)
                                               -------------     -------------      ------------     -------------
  Net increase (decrease) in net assets
   resulting from share transactions              26,814,766       (33,493,393)       11,606,953        20,202,512
                                               -------------     -------------      ------------     -------------
    Total increase (decrease) in net assets       26,815,251       (33,491,618)       11,606,651        20,202,887

NET ASSETS:
  Beginning of year                               67,376,677       100,868,295        88,057,177        67,854,290
                                               -------------     -------------      ------------     -------------
  End of year                                  $  94,191,928     $  67,376,677      $ 99,663,828     $  88,057,177
                                               -------------     -------------      ------------     -------------
                                               -------------     -------------      ------------     -------------


---------------------------------------------------------------------------- 16

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS


                                        MUNICIPAL MONEY                          CASH RESERVE
                                        MARKET PORTFOLIO                          PORTFOLIO
                               ----------------------------------     ---------------------------------
                               SIX MONTHS ENDED                       SIX MONTHS ENDED
                               DECEMBER 31, 1995     YEAR ENDED       DECEMBER 31, 1995     YEAR ENDED
                                  (UNAUDITED)       JUNE 30, 1995        (UNAUDITED)      JUNE 30, 1995*
                               -----------------    -------------     -----------------   --------------
INCREASE IN NET ASSETS:
OPERATIONS:
  Net interest income            $  1,920,114       $   2,808,987        $    505,317     $    695,324
  Net realized gain (loss) on
   investments                              0                   0                 (26)              88
                                 ------------       -------------        ------------      -----------
  Net increase in net assets
   resulting from operations        1,920,114           2,808,987             505,291          695,412
                                 ------------       -------------        ------------      -----------

DISTRIBUTIONS:
  Net interest income              (1,920,354)         (2,808,987)           (505,405)        (695,324)
                                 ------------       -------------        ------------      -----------

SHARE TRANSACTIONS AT NET
ASSET VALUE OF $1.00 PER SHARE:
  Proceeds from sales of shares    87,289,583         159,708,408          34,000,535       44,752,641
  Reinvested dividends                  3,980               1,211                  26                0
  Cost of shares redeemed         (84,782,578)       (141,861,897)        (17,369,004)     (29,293,129)
                                 ------------       -------------        ------------     ------------
  Net increase in net assets
   resulting from share
   transactions                     2,510,985          17,847,722          16,631,557       15,459,512
                                 ------------       -------------        ------------     ------------

    Total increase in net assets    2,510,746          17,847,722          16,631,443       15,459,600

NET ASSETS:
  Beginning of year                94,078,287          76,230,565          15,459,600                0
                                 ------------       -------------        ------------     ------------
  End of year                    $ 96,589,032       $  94,078,287        $ 32,091,043     $ 15,459,600
                                 ------------       -------------        ------------     ------------
                                 ------------       -------------        ------------     ------------

* Fund commenced operations on September 26, 1994.


17 ---------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
TOTAL RETURN FIXED INCOME PORTFOLIO

                                                   CLASS I                  CLASS II               CLASS III
                                        ------------------------------   -------------  -----------------------------
                                        FOR THE SIX                        FOR THE      FOR THE SIX
                                        MONTHS ENDED     FOR THE YEAR    PERIOD ENDED   MONTHS ENDED    FOR THE YEAR
                                         DECEMBER 31,   ENDED JUNE 30,    DECEMBER 31,  DECEMBER 31,   ENDED JUNE 30,
                                        -------------   --------------   -------------  ------------   --------------
                                           1995(2)      1995    1994**    1995****(2)     1995(2)      1995   1994***
                                        -------------   ----    ------   -------------  ------------   ----   -------
SELECTED PER-SHARE DATA
Net asset value, beginning of period       $ 9.91      $ 9.41   $10.00      $10.18        $ 9.89      $ 9.40   $10.04
                                           ------      ------   ------      ------        ------      ------   ------
Income from investment operations:
Net interest income                          0.31        0.57     0.45        0.02          0.25        0.43     0.21
Net realized and unrealized gain (loss)
 on investments                              0.39        0.50    (0.57)       0.10          0.38        0.49    (0.62)
                                           ------      ------   ------      ------        ------      ------   ------
Total from investment operations             0.70        1.07    (0.12)       0.12          0.63        0.92    (0.41)
                                           ------      ------   ------      ------        ------      ------   ------
Distributions:
Net interest income                         (0.31)      (0.57)   (0.46)      (0.02)        (0.25)      (0.43)   (0.22)
Net realized gain                               -           -    (0.01)          -             -           -    (0.01)
                                           ------      ------   ------      ------        ------      ------   ------
Total distributions                         (0.31)      (0.57)   (0.47)      (0.02)        (0.25)      (0.43)   (0.23)
                                           ------      ------   ------      ------        ------      ------   ------
Net asset value, end of period             $10.30      $ 9.91   $ 9.41      $10.28        $10.27      $ 9.89   $ 9.40
                                           ------      ------   ------      ------        ------      ------   ------
                                           ------      ------   ------      ------        ------      ------   ------
TOTAL RETURN+                                7.16%#     11.87%   (1.38)%#     2.57%#        6.48%#     10.12%   (4.19)%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)     $98,950     $90,574  $75,686          $5        $3,497      $1,916     $923
Ratio of expenses to average daily
 net assets(1)                               0.32%*      0.35%*   0.36%*      0.25%*        1.41%*      1.84%    1.82%*
Ratio of net interest income to average
 net assets                                  6.13%*      6.07%    5.07%*      6.20%*        5.04%*      4.58%    3.61%*
Portfolio turnover rate                        73%*        23%      36%*        73%*          73%*        23%      36%*


(1) During the period, various fees
    were waived. The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.      0.92%*      0.91%    0.96%*      0.80%         2.00%*    3.35%     6.36%*

(2) Unaudited.


*     Annualized.
**    Class commenced operations on August 2, 1993.
***   Class commenced operations on December 2, 1993.
****  Class commenced operations on December 20,1995.
+     Total return would have been lower had various fees not been waived during the period.
#     Total return for periods of less than one year are not annualized.


--------------------------------------------------------------------------- 18

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
TOTAL RETURN EQUITY PORTFOLIO

                                               CLASS I                    CLASS II                  CLASS III
                                    -------------------------------     ------------     -------------------------------
                                    FOR THE SIX                          FOR THE         FOR THE SIX
                                    MONTHS ENDED     FOR THE YEAR       PERIOD ENDED     MONTHS ENDED     FOR THE YEAR
                                    DECEMBER 31,    ENDED JUNE 30,      DECEMBER 31,     DECEMBER 31,    ENDED JUNE 30,
                                    ------------   ----------------     ------------     ------------   ----------------
                                      1995(2)      1995      1994**      1995****(2)       1995(2)      1995     1994***
                                    ------------   ----      ------     ------------     ------------   ----     -------
SELECTED PER-SHARE DATA
Net asset value, beginning of
 period                               $12.22       $10.53    $10.00        $13.05          $12.23      $10.51     $10.60
                                      ------       ------    ------        ------          ------      ------     ------
Income from investment operations:
Net investment income                   0.11         0.23      0.17          0.02            0.05        0.06       0.06
Net realized and unrealized gain
 (loss) on investments                  0.96         2.21      0.57          0.14            0.97        2.24      (0.05)
                                      ------       ------    ------        ------          ------      ------     ------
Total from investment operations        1.07         2.44      0.74          0.16            1.02        2.30       0.01
                                      ------       ------    ------        ------          ------      ------     ------
Distributions:
Net investment income                  (0.11)       (0.23)    (0.17)        (0.02)          (0.05)      (0.06)     (0.06)
Net realized gain                      (0.58)       (0.52)    (0.04)        (0.58)          (0.58)      (0.52)     (0.04)
                                      ------       ------    ------        ------          ------      ------     ------
Total distributions                    (0.69)       (0.75)    (0.21)        (0.60)          (0.63)      (0.58)     (0.10)
                                      ------       ------    ------        ------          ------      ------     ------
Net asset value, end of period        $12.60       $12.22    $10.53        $12.61          $12.62      $12.23     $10.51
                                      ------       ------    ------        ------          ------      ------     ------
                                      ------       ------    ------        ------          ------      ------     ------
TOTAL RETURN+                           9.59%#      24.20%     7.39%#        4.15%#          9.04%#     22.61%      0.08%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands)                        $129,985     $114,000   $82,751            $5         $30,223     $19,363     $2,094
Ratio of expenses to average
 daily net assets (1)                   0.66%*       0.47%     0.34%*        0.59%*          1.74%*      1.72%      1.83%*
Ratio of net investment income
 to average net assets                  1.69%*       2.12%     1.83%*        1.76%*          0.61%*      0.87%      0.34%*
Portfolio turnover rate                   54%*         33%       83%*          54%*            54%*        33%        83%*

(1)  During the period, various fees
     were waived.  The ratio of
     expenses to average net assets
     had such waivers not occurred
     is as follows.                     1.01%*       0.99%     1.05%*        0.89%*         2.07%*      2.26%       6.03%*

(2)  (Unaudited).


*     Annualized.
**    Class commenced operations on August 2,1993.
***   Fund commenced operations on December 9, 1994.
****  Class commenced operations on December 20,1995.
+ Total return would have been lower had various fees not been waived during the period.
#     Total return for periods of less than one year are not annualized.



19 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
TENNESSEE TAX-FREE PORTFOLIO

                                  CLASS I              CLASS II             CLASS III
                            -------------------   -------------------   ------------------
                                 FOR THE               FOR THE               FOR THE
                               PERIOD ENDED          PERIOD ENDED          PERIOD ENDED
                            DECEMBER 31, 1995**   DECEMBER 31, 1995**   DECEMBER 31,1995**
                                (UNAUDITED)          (UNAUDITED)           (UNAUDITED)
                            -------------------   -------------------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
 of period                        $10.00               $10.06                  $10.00
Net interest income                 0.02                 0.00                    0.01
Net realized and unrealized
 gain (loss)                        0.04                 0.00                    0.06
                                  ------               ------                  ------
Total from investment
 operations                         0.06                 0.00                    0.07
                                  ------               ------                  ------
Distributions:
Net interest income                (0.02)                0.00                   (0.01)
Net realized gain                      -                    -                       -
                                  ------               ------                  ------
Total distributions                (0.02)                0.00                   (0.01)
                                  ------               ------                  ------
Net asset value, end of
 period                           $10.04               $10.06                  $10.06
                                  ------               ------                  ------
                                  ------               ------                  ------
TOTAL RETURN+                        .69%#              (3.05)%#                  .72%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands)                        $779                   $5                    $112
Ratio of expenses to average
 daily net assets                   0.40%*               0.37%*                  0.70%*
Ratio of net interest income
 to average net assets              3.31%*               3.35%*                  3.01%*
Portfolio turnover rate              188%*                188%*                   188%*

(1)  During the period, various
     fees were waived. The ratio
     of expenses to average net
     assets had such waivers not
     occurred is as follows.        0.79%*               0.70%*                  1.09%*


*   Annualized.
**  Class I and III commenced operations on December 15, 1995.
    Class II commenced operations on December 29, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.



--------------------------------------------------------------------------- 20

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
U.S. TREASURY MONEY MARKET PORTFOLIO



                                               CLASS I                          CLASS III
                            ---------------------------------------------   ------------------
                            FOR THE SIX MONTHS        FOR THE YEAR            FOR THE PERIOD
                            ENDED DECEMBER 31,        ENDED JUNE 30,        ENDED DECEMBER 31,
                            ------------------   ------------------------   ------------------
                                 1995(2)         1995     1994     1993**        1995***(2)
                                 -------         ----     ----     ------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
 of period                        $1.00         $1.00    $1.00     $1.00          $1.00
                                 ------        ------   ------    ------         ------
Income from investment
 operations:
Net interest income               0.027         0.050    0.030     0.018          0.021
                                 ------        ------   ------    ------         ------

Distributions:
Net interest income              (0.027)       (0.050)  (0.030)   (0.018)        (0.021)
                                 ------        ------   ------    ------         ------
Net asset value, end
 of period                        $1.00         $1.00    $1.00     $1.00          $1.00
                                 ------        ------   ------    ------         ------
                                 ------        ------   ------    ------         ------

TOTAL RETURN+                      2.77%#        5.10%    3.06%     1.76%#         2.09%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands)                    $92,643       $67,377 $100,868   $59,326         $1,542
Ratio of expenses to average
 net assets (1)                    0.34%*        0.36%    0.33%     0.39%*         0.68%*
Ratio of net interest income
 to average net assets             5.45%*        5.00%    3.04%     2.73%*         5.11%*

(1)  During the period, various
     fees were waived. The ratio
     of expenses to average net
     assets had such waivers
     not occurred is as follows.   0.56%*        0.63%    0.60%     0.65%*         0.90%*

(2)  Unaudited.


*   Annualized.
**  Class commenced operations on November 12, 1992.
*** Class commenced operations on August 8, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.

21 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
U.S. GOVERNMENT MONEY MARKET PORTFOLIO


                                               CLASS I                          CLASS III
                            ---------------------------------------------   ------------------
                            FOR THE SIX MONTHS        FOR THE YEAR            FOR THE PERIOD
                            ENDED DECEMBER 31,        ENDED JUNE 30,        ENDED DECEMBER 31,
                            ------------------   ------------------------   ------------------
                                 1995(2)         1995     1994     1993**        1995***(2)
                                 -------         ----     ----     ------   ------------------
SELECTED PER-SHARE DATA
Net asset value, beginning
 of period                        $1.00         $1.00    $1.00     $1.00          $1.00
                                 ------        ------   ------    ------         ------
Income from investment
 operations:
Net interest income               0.028         0.053    0.032     0.019          0.021
                                 ------        ------   ------    ------         ------

Distributions:
Net interest income              (0.028)       (0.053)  (0.032)   (0.019)        (0.021)
                                 ------        ------   ------    ------         ------
Net asset value, end of
 period                           $1.00         $1.00    $1.00     $1.00          $1.00
                                 ------        ------   ------    ------         ------
                                 ------        ------   ------    ------         ------

TOTAL RETURN+                      2.79%#        5.39%    3.23%     1.87%#         2.09%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period
 (thousands)                    $99,510       $88,057  $67,854   $94,903           $150
Ratio of expenses to average
 net assets (1)                    0.32%*        0.31%    0.28%     0.27%*         0.66%*
Ratio of net interest income
 to average net assets             5.51%*        5.27%    3.18%     2.98%*         5.16%*

(1)  During the period, various
     fees were waived. The ratio
     of expenses to average net
     assets had  such waivers
     not occurred is as follows.   0.54%*        0.58%    0.55%     0.55%*         0.88%*

(2)  Unaudited.


*   Annualized.
**  Class commenced operations on November 12, 1992.
*** Class commenced operations on August 8, 1995.
+ Total return would have been lower had various fees not been waived during the period.
#   Total return for periods of less than one year are not annualized.


-------------------------------------------------------------------------- 22

-------------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
MUNICIPAL MONEY MARKET PORTFOLIO

                                                           CLASS I                             CLASS III
                                       -----------------------------------------------    ------------------

                                       FOR THE SIX MONTHS           FOR THE YEAR            FOR THE PERIOD
                                       ENDED DECEMBER 31,          ENDED JUNE 30,         ENDED DECEMBER 31,
                                       -----------------------------------------------    ------------------
                                           1995(2)          1995       1994     1993**        1995***(2)
                                           -------          ----       ----     ------        ----------
SELECTED PER - SHARE DATA
Net asset value, beginning of period       $1.00            $1.00     $1.00     $1.00           $1.00
                                         ---------------------------------------------------------------
Income from investment operations:
Net interest income                        0.018            0.034     0.024     0.014           0.015
                                         ---------------------------------------------------------------
Distributions:
Net interest income                       (0.018)          (0.034)   (0.024)   (0.014)         (0.015)
                                         ---------------------------------------------------------------
Net asset value, end of period             $1.00            $1.00     $1.00     $1.00           $1.00
                                         ---------------------------------------------------------------
                                         ---------------------------------------------------------------
Total Return+                               1.86%#           3.48%+    2.40%+    1.40%+#          1.49%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)    $91,843          $94,078   $76,231   $74,362          $4,747
Ratio of expenses to average
 net assets (1)                             0.31%*           0.30%      .28%     0.31%*          0.63%*
Ratio of net interest
 income to average net assets               3.67%*           3.44%     2.39%     2.26%*          3.35%*

(1) During the period, various
    fees were waived. The ratio
    of expenses to average net
    assets had such waivers not
    occurred is as follows.                 0.53%*           0.57%     0.55%     0.58%*          0.85%*

(2) Unaudited.

  *  Annualized.
 **  Class commenced operations on November 12, 1992.
***  Class commenced operations on July 28, 1995.
  +  Total return would have been lower had
     various fees not been waived during the period.
  # Total return for periods of less than one year are not annualized.






23 ----------------------------------------------------------------------------

-------------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
CASH RESERVE PORTFOLIO

                                                       CLASS I                       CLASS III
                                       -------------------------------------    ------------------
                                       FOR THE SIX MONTHS     FOR THE YEAR        FOR THE PERIOD
                                        ENDED DECEMBER 31,    ENDED JUNE 30,    ENDED DECEMBER 31,
                                              1995(2)             1995**                1995
                                       -------------------------------------    ------------------
SELECTED PER - SHARE DATA
Net asset value, beginning of period          $1.00               $1.00                  $1.00
                                         ---------------------------------------------------------
Income from investment operations:
Net interest income                           0.028               0.042                  0.023
                                         ---------------------------------------------------------
Distributions:
Net interest income                          (0.028)             (0.420)                (0.023)
                                         ---------------------------------------------------------
Net asset value, end of period                $1.00               $1.00                  $1.00
                                         ---------------------------------------------------------
                                         ---------------------------------------------------------
Total Return+                                  2.82%#              4.27%+#                2.30%#

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)       $15,592             $15,460                $16,494
Ratio of expenses to average net
 assets (1)                                    0.42%*              0.43%*                 0.73%*
Ratio of net interest income to
 average net assets                            5.57%*              5.48%*                 5.26%*

(1) During the period, various fees
    were waived. The ratio of expenses
    to average net assets had such
    waivers not occurred is as follows.        0.64%*              0.70%*                 0.95%*

(2) Unaudited.

  *  Annualized.
 **  Class commenced operations on September 26, 1994.
***  Class commenced operations on July 28, 1995.
  + Total return would have been lower had various fees not been waived during the period.
  # Total return for periods of less than one year are not annualized.


---------------------------------------------------------------------------- 24

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
1.  SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

First Funds (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-ended management investment company organized as a Massachusetts business trust by a Declaration of Trust dated March 6, 1992, as amended and restated on September 4, 1992.

The Trust currently has seven active investment portfolios (each referred to as a "Portfolio"). The Trust's financial statements are prepared in accordance with generally accepted accounting principles.

The following summarizes the significant accounting policies for the Trust.

Each Portfolio may offer three classes of shares (Class I, Class II and Class
III). As of December 31, 1995, Class II and Class III shares have been issued only for the Total Return Equity, Total Return Fixed Income, and Tennessee Tax-Free Portfolios. Each Class of shares has equal rights as to earnings, assets and voting privileges except that each Class bears different distribution, shareholder service, transfer agent and blue sky expenses. Each Class has exclusive voting rights with respect to its Distribution Plans and Shareholder Servicing Plans. Income, expenses (other than expenses incurred under each Class Distribution and Service Plans and other class specific expenses) and realized and unrealized gains or losses on investments are allocated to each Class of shares based upon their relative net assets or dividend assets.

SECURITY VALUATION:

TOTAL RETURN EQUITY, TOTAL RETURN FIXED INCOME AND TENNESSEE TAX-FREE
PORTFOLIOS: Securities held in the Total Return Equity Portfolio for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities held in the Total Return Fixed Income and Tennessee Tax-Free Portfolios are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations.
Securities for which quotations are not readily available are valued using dealer-supplied valuations or at the fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities maturing within sixty days are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.

MONEY MARKET PORTFOLIOS: Each of the Money Market Portfolios values securities utilizing the amortized cost method of valuation under Rule 2a-7 of the 1940 Act, pursuant to which each Money Market Portfolio must adhere to certain conditions. Under this method, investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

ORGANIZATIONAL COSTS: Costs incurred by the Trust in connection with its initial share registration were deferred and are being amortized on a straight-line basis over 5 years.

REPURCHASE AGREEMENTS: Each Portfolio, through its custodian, receives delivery of underlying securities, whose market value, including interest, is required to be at least equal to 102% of the resale price. The Trust's sub-advisers, under the supervision of the investment adviser, Garland Capital Management (Garland), are responsible for determining that the value of these underlying securities remains at least equal to 102% of the resale price. If the seller defaults, each Portfolio would suffer a loss to the extent that the proceeds from the sale of the underlying securities were less than the repurchase price.

OPTIONS CONTRACTS: Each of the Total Return Equity and Total Return Fixed Income Portfolios may purchase or write options contracts to manage their exposure to changing interest rates and security prices. Options involve to varying degrees, elements of market risk and risks possibly in excess of the amount recognized in the Statement of Assets and Liabilities. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities and interest rates. Risks also may arise if there is an illiquid secondary market for the instruments, or due to the inability of counterparties to perform. The risk of loss from purchasing options is limited to initial amounts invested, while the risk of loss from writing options may be unlimited.

INCOME TAXES: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each Portfolio is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year.

INTEREST INCOME: Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. For the Municipal Money Market Portfolio, accretion of market discount represents unrealized gain until
realized at the time of security disposition or maturity.   Dividend income
is recorded on the ex-dividend date.

EXPENSES: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses which cannot be directly attributed are apportioned among the Portfolios based on average net assets.

DISTRIBUTIONS TO SHAREHOLDERS: For Total Return Fixed Income Portfolio and Tennessee Tax-Free Portfolio, distributions are declared daily and paid monthly from net interest income. Distributions for Total Return Equity Portfolio are declared and paid monthly. For the Money Market Portfolios, distributions are declared daily and paid monthly from net interest income. Any net capital gains earned by each portfolio are normally distributed to the extent necessary to avoid federal income and excise taxes.

Income and capital gains to be distributed are determined in accordance with income tax regulations which may differ from income and gains reported under generally accepted accounting principles. For the year ended June 30, 1995, the effects of certain differences for Total Return Fixed Income Portfolio were reclassified to reflect an increase in accumulated net investment income distributions in excess of net interest income of $7,970 and a decrease in paid in capital of $7,970.

OTHER: Investment security transactions are accounted for as of trade date. Realized gains and losses from securities transactions are determined using the identified cost basis for both financial reporting and income tax purposes.

25 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

TOTAL RETURN FIXED INCOME PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Dollars issued and redeemed:
    Class I:
      Issued                             $ 5,205,190       $ 10,127,222
      Distributions reinvested             2,262,539          4,820,882
      Redeemed                            (2,728,297)        (4,586,423)
                                         -----------       ------------
  Net increase                           $ 4,739,432       $ 10,361,681
                                         -----------       ------------
                                         -----------       ------------
    Class II:*
      Issued                             $     5,297                  -
      Distributions reinvested                     0                  -
      Redeemed                                     0                  -
                                         -----------       ------------
  Net increase                           $     5,297                  -
                                         -----------       ------------
                                         -----------       ------------
    Class III:
      Issued                             $ 1,705,843       $  1,332,036
      Distributions reinvested                51,631             54,266
      Redeemed                              (297,392)          (478,612)
                                         -----------       ------------
  Net increase                           $ 1,460,082       $    907,690
                                         -----------       ------------
                                         -----------       ------------
Shares issued and redeemed:
    Class I:
      Issued                                 519,788          1,072,781
      Distributions reinvested               226,513            509,715
      Redeemed                              (275,599)          (485,578)
                                         -----------       ------------
  Net increase                               470,702          1,096,918
                                         -----------       ------------
                                         -----------       ------------
    Class II:*
      Issued                                     520                  -
      Distributions reinvested                     0                  -
      Redeemed                                     0                  -
                                         -----------       ------------
  Net increase                                   520                  -
                                         -----------       ------------
                                         -----------       ------------
    Class III:
      Issued                                 171,528            139,777
      Distributions reinvested                 5,171              5,738
      Redeemed                               (30,027)           (50,053)
                                         -----------       ------------
  Net increase                               146,672             95,462
                                         -----------       ------------
                                         -----------       ------------

* Class II commenced operations on December 20, 1995.

TOTAL RETURN EQUITY PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Dollars issued and redeemed:
    Class I:                             $ 10,894,626      $ 14,418,937
      Distributions reinvested              7,339,229         6,234,194
      Redeemed                             (5,743,036)       (4,343,748)
                                         ------------      ------------
  Net increase                           $ 12,490,819      $ 16,309,383
                                         ------------      ------------
                                         ------------      ------------
    Class II:*
      Issued                                  $ 4,840                 -
      Distributions reinvested                    258                 -
      Redeemed                                      0                 -
                                         ------------      ------------
  Net increase                                $ 5,098                 -
                                         ------------      ------------
                                         ------------      ------------
    Class III:
      Issued                             $ 10,432,444      $ 17,087,930
      Distributions reinvested              1,604,723           317,918
      Redeemed                             (1,709,432)       (2,093,584)
                                         ------------      ------------
  Net increase                           $ 10,327,735      $ 15,312,264
                                         ------------      ------------
                                         ------------      ------------
Shares issued and redeemed:
     Class I:
       Issued                                 849,608         1,298,257
       Distributions reinvested               583,743           571,838
       Redeemed                              (451,517)         (396,451)
                                         ------------      ------------
  Net increase                                981,834         1,473,644
                                         ------------      ------------
                                         ------------      ------------
     Class II:*
       Issued                                     370                 -
       Distributions reinvested                    21                 -
       Redeemed                                     0                 -
                                         ------------      ------------
  Net increase                                    391                 -
                                         ------------      ------------
                                         ------------      ------------
    Class III:
      Issued                                  818,586         1,543,982
      Distributions reinvested                127,645            28,855
      Redeemed                               (133,355)         (189,309)
                                         ------------      ------------
  Net increase                                812,876         1,383,528
                                         ------------      ------------
                                         ------------      ------------

* Class II commenced operations on December 20, 1995.




--------------------------------------------------------------------------- 26

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

TENNESSEE TAX-FREE PORTFOLIO

                                           FOR THE
                                        PERIOD ENDED
                                      DECEMBER 31, 1995
                                      -----------------
Dollars issued and redeemed:
    Class I:*
      Issued                                $875,768
      Distributions reinvested                     0
      Redeemed                                     0
                                            --------
  Net increase                              $875,768
                                            --------
                                            --------
    Class II:**
      Issued                                $  5,000
      Distributions reinvested                     0
      Redeemed                                     0
                                            --------
  Net increase                              $  5,000
                                            --------
                                            --------
    Class III:*
      Issued                                $162,026
      Distributions reinvested                     0
      Redeemed                               (50,100)
                                            --------
  Net increase                              $111,926
                                            --------
                                            --------
Shares issued and redeemed:
    Class I:*
      Issued                                  87,537
      Distributions reinvested                     0
      Redeemed                                     0
                                            --------
  Net increase                                87,537
                                            --------
                                            --------
    Class II:**
      Issued                                     498
      Distributions reinvested                     0
      Redeemed                                     0
                                            --------
  Net increase                                   498
                                            --------
                                            --------
    Class III:*
      Issued                                  16,158
      Distributions reinvested                     2
      Redeemed                                (5,000)
                                            --------
  Net increase                                11,160
                                            --------
                                            --------

 *Class I and III commenced operations on December 15, 1995.
**Class II commenced operations on December 29, 1995.

U.S. TREASURY MONEY MARKET PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Shares/Dollars issued and redeemed:
    Class I:*
      Issued                             167,811,338         375,237,481
      Distributions reinvested                   761               1,790
      Redeemed                          (142,539,750)       (408,732,664)
                                        ------------        ------------

  Net increase                            25,272,349         (33,493,393)
                                        ------------        ------------
                                        ------------        ------------
    Class III:*
      Issued                               3,138,133                   -
      Distributions reinvested                16,119                   -
      Redeemed                            (1,611,835)                  -
                                        ------------        ------------
  Net increase                             1,542,417                   -
                                        ------------        ------------
                                        ------------        ------------

 *Class III commenced operations on August 8, 1995.

GOVERNMENT MONEY MARKET PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                              91,605,174         128,356,448
      Distributions reinvested                 3,395               1,952
      Redeemed                           (80,151,723)       (108,155,888)
                                        ------------        ------------
  Net increase                            11,456,846          20,202,512
                                        ------------        ------------
                                        ------------        ------------
    Class III:*
      Issued                                 150,457                   -
      Distributions reinvested                   666                   -
      Redeemed                                (1,016)                  -
                                        ------------        ------------
  Net increase                               150,107                   -
                                        ------------        ------------
                                        ------------        ------------

*Class III commenced operations on August 8, 1995.

MUNICIPAL MONEY MARKET PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Shares/Dollars issued and redeemed:
    Class I:
      Issued                              81,591,765         159,708,408
      Distributions reinvested                   501               1,211
      Redeemed                           (83,828,050)       (141,861,897)
                                        ------------        ------------
  Net increase                             2,235,784          17,847,722
                                        ------------        ------------
                                        ------------        ------------
    Class III:*
      Issued                               5,697,818                   -
      Distributions reinvested                 3,479                   -
      Redeemed                              (954,528)                  -
                                        ------------        ------------
  Net increase                             4,746,769                   -
                                        ------------        ------------
                                        ------------        ------------

*Class III commenced operations on July 28, 1995.

CASH RESERVE PORTFOLIO

                                        FOR THE SIX
                                        MONTHS ENDED        YEAR ENDED
                                      DECEMBER 31, 1995    JUNE 30, 1995
                                      -----------------    -------------
Shares/Dollars issued and redeemed:
    Class I:*
      Issued                              12,161,237          44,752,641
      Distributions reinvested                     0                   0
      Redeemed                           (12,024,049)        (29,293,129)
                                        ------------        ------------
  Net increase                               137,188          15,459,512
                                        ------------        ------------
                                        ------------        ------------
    Class III:*
      Issued                              21,839,298                   -
      Distributions reinvested                    26                   -
      Redeemed                            (5,344,955)                  -
                                        ------------        ------------
  Net increase                            16,494,369                   -
                                        ------------        ------------
                                        ------------        ------------

 *Class I commence operations on September 26, 1994.
**Class III commenced operations on July 28, 1995.

27 --------------------------------------------------------------------------

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)
3.  INVESTMENT ADVISORY AND MANAGEMENT AND SUB-ADVISORY AGREEMENTS

    For managing its investment and business affairs, Total Return Equity Portfolio and Total Return Fixed Income Portfolio each pay Garland a division of First Tennessee Bank National Association ("First Tennessee"), a monthly management fee at the annual rate of .65% and .55%, respectively, of its average net assets. For managing its investment and business affairs, Tennessee Tax Free Portfolio pays First Tennessee a monthly management fee at the annual rate of .50% of its average net assets. For managing its investment and business affairs, each of the Money Market Portfolios pays Garland, its pro-rated portion of a monthly management fee at the annual rate of .25% of aggregate average monthly net assets of all Money Market Portfolios of the Trust managed by Garland through $1 billion, and .22% on amounts greater than $1 billion. Under the Investment Advisory and Management Agreement, Garland is authorized, at its own expense, to hire sub-advisers to provide investment advice to it and to each Portfolio.

For the Total Return Equity and Total Return Fixed Income Portfolios, Highland Capital Management Corp. (Highland), formerly First Tennessee Investment Management, Inc., serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with First Tennessee. Highland is an affiliate of First Tennessee and is a wholly-owned subsidiary of First Tennessee National Corporation. Highland is paid by First Tennessee a monthly sub-advisory fee at the annual rate of .38% of Total Return Equity Portfolio's average net assets and .33% of Total Return Fixed Income Portfolio's average net assets. For the Money Market Portfolios, PNC Institutional Management Corporation (PIMC) serves as the sub-adviser of each Portfolio pursuant to the authority granted to it under its Sub-Advisory Agreement with the Adviser. PIMC is a wholly-owned subsidiary of PNC Bank National Association. PIMC is paid by the Adviser a monthly sub-advisory fee at the annual rate of .08% of each Portfolio's average net assets through $500 million, .06% of the next $500 million, and
 .05% of net assets greater than $1 billion.

4.  ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc. serves as Administrator and Distributor for the Trust under separate Administration and General Distribution Agreements. ALPS duties include distribution services, providing office space and various legal and accounting services in connection with the regulatory requirements applicable to each Portfolio. ALPS is entitled to receive from the Cash Reserve Money Market, Municipal Money Market, U.S. Government Money Market and the U.S. Treasury Money Market Portfolios, a fee calculated daily and payable monthly at an annual rate of .075% of average net assets and, from the Total Return Equity, Total Return Fixed Income and Tennessee Tax-Free Portfolios, a fee calculated daily and paid monthly at an annual rate of .15% of average net assets.

Garland serves as the Co-Administrator for each Portfolio. As the Co-Administrator, Garland assists in each Portfolio's operation, including but not limited to, providing non-investment related research and statistical data and various operational and administrative services. Garland is entitled to receive a fee from each Portfolio a monthly fee at the annual rate of .05% of average net assets.

5.  WAIVER OF FEES

TOTAL RETURN EQUITY, TOTAL RETURN FIXED INCOME AND TENNESSEE TAX-FREE
PORTFOLIOS:

For the period from July 1, 1995 to June 30, 1995, Garland voluntarily agreed to waive its management fee for the Total Return Equity Portfolio to .25% of average net assets. Effective July 1, 1995, Garland voluntarily agreed to waive its management fee to .35% of average net assets.

For the six months ended December 31, 1995, Garland agreed to waive its entire management fee for the Total Return Fixed Income Portfolio.

From inception of the Fund to December 31, 1995, First Tennessee agreed to waive its entire management fee for the Tennessee Tax-Free Portfolio.

For the six months ended December 31, 1995, Garland voluntarily agreed to waive its full co-administration fee for Class I of the Total Return Equity and Total Return Fixed Income Portfolios. For the period from July 1, 1995 to November 6, 1995, Garland voluntarily agreed to waive its full co-administration fee for Class II and III of the Total Return Equity and Total Return Fixed Income Portfolios. From the inception of the Fund to December 31, 1995, Garland voluntarily agreed to waive its co-administration fee for all classes of the Tennessee Tax-Free Portfolio.

Pursuant to the voluntary waiver agreements, for the six months ended December 31, 1995, Garland waived management fees totaling $219,792 for the Total Return Equity Portfolio and $266,052 for Total Return Fixed Income Portfolio and First Tennessee waived management fees totaling $173 for the Tennessee Tax-Free Portfolio. For the same period, Garland waived co-administration fees as follows:

                                    CLASS I        CLASS III
                                    -------        ---------
       Total Return Equity          $30,332          $4,308
       Total Return Fixed Income    $23,439          $  443
       Tennessee Tax-Free           $    24          $    2


-------------------------------------------------------------------------- 28

-----------------------------------------------------------------------------
FIRST FUNDS SEMI-ANNUAL REPORT
-----------------------------------------------------------------------------

MONEY MARKET PORTFOLIOS:

Garland has agreed to waive a portion of its fee payable by each of the Money Market Portfolios so that each Money Market Portfolio pays .08% of its average net assets. Additionally, Garland has agreed to waive its full co-administration fee for the Money Market Portfolios. For the six months ended December 31, 1995, the expense waivers were as follows:

                                MANAGEMENT FEE      CO-ADMINISTRATION FEES
                                --------------      ----------------------
U.S. Treasury Money Market         $66,379                  $19,448
U.S. Government Money Market       $83,967                  $24,628
Municipal Money Market             $89,106                  $26,147
Cash Reserve                       $15,611                  $ 4,560

6.  OTHER

As of December 31, 1995, one shareholder owned 41.5% of the Total Return Equity Portfolio and 62.8% of the Total Return Fixed Income Portfolio. Additionally, as of December 31, 1995, three shareholders owned 28.4%, 26.2% and 12.8% of the Tennessee Tax-Free Portfolio, two shareholders owned 11.3% and 10.4% of the U.S. Treasury Money Market Portfolio, one shareholder owned 14.5% of the U.S. Government Money Market Portfolio and one shareholder owned 11.7% of the Cash Reserve Portfolio.


29 --------------------------------------------------------------------------

                                     [LOGO]  370 Seventeenth Street
                                             Suite 2700
                                             Denver, Colorado 80202

INVESTMENT ADVISER - TENNESSEE TAX-FREE PORTFOLIO

First Tennessee Bank National Association
   Knoxville, Tennessee

INVESTMENT ADVISER - ALL OTHER PORTFOLIOS EXCEPT TENNESSEE TAX-FREE PORTFOLIO

Garland Capital Management, a division of First Tennessee Bank National Association
   Memphis, Tennessee

SUB-ADVISER - MONEY MARKET PORTFOLIOS

PNC Institutional Management Corporation
   Wilmington, Delaware

SUB-ADVISER - TOTAL RETURN EQUITY AND TOTAL RETURN FIXED INCOME PORTFOLIOS

Highland Capital Management Corporation
   Memphis, Tennessee

OFFICERS

Richard C. Rantzow, President
James Hyatt, Secretary
Mark Pougnet, Treasurer

TRUSTEES

Thomas M. Batchelor
John A. DeCell
L.R. Jalenak, Jr.
Larry W. Papasan
Richard C. Rantzow

ADMINISTRATOR AND DISTRIBUTOR

ALPS Mutual Funds Services, Inc.
   Denver, Colorado

TRANSFER AND SHAREHOLDER SERVICING AGENT

Chase Global Funds Services Company
   Boston, Massachusetts

CUSTODIAN

Chase Manhattan Bank, N.A.
   New York, New York


NOT FDIC INSURED                [LOGO]                [LOGO]